NOTE PAYABLE (Tables)	9 Months Ended
Sep. 30, 2015
Note Payable Tables
Schedule of notes payable
	9/30/15	12/31/14
RMB Facility	$2,687,495	$2,544,598
NPX Convertible Note	220,000	220,000
	2,907,495	2,764,598
Less short-term portion	(2,907,495)	(2,544,598)
Long-term portion	$—	$220,000